UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2907
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Waddell & Reed Advisors High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
March 31, 2008

Waddell & Reed Advisors High Income Fund

CONTENTS

3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
36	Proxy Voting Information
37	Quarterly Portfolio Schedule Information
38	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current Waddell & Reed Advisors High Income Fund, Inc. prospectus and current Fund performance information.

President's Letter
      March 31, 2008

Dear Shareholder:

A recent study by Standard & Poor's found that the U.S. stock market experienced more daily price volatility at the start of calendar year 2008 than at any point since the 1930s, when Waddell & Reed began operating. From our perspective, these do appear to be very challenging times for parts of the U.S. economy. At the same time, however, we are still seeing strong long-term global growth, benefiting many American companies, and your investments.

Enclosed is our report on Waddell & Reed Advisors Funds' operations for the six months ended March 31, 2008. For the period, the S&P 500 Index fell 12.47 percent while the Lehman Brothers Aggregate Bond Index rose 5.24 percent, led by U.S. Treasuries. Despite an uncertain environment for stocks, we grew as an organization.

We are very grateful for your support and your confidence in our ability to manage your assets. This, indeed, is a challenging time. Many economic negatives are on America's front porch: a level of price weakness and foreclosure activity in U.S. housing markets not seen since the Dust Bowl; a global credit crunch driven by an implosion of the subprime mortgage market; a U.S. dollar that is worth much less than just a few years ago; record-setting commodity prices, and the high probability of a recession in the coming months.

The positives are more subtle: exports are booming; the overall job market in the U.S. is still relatively healthy; farmers are enjoying great prices for corn, wheat and soybeans. Alternative energy and related technologies are booming and tourists are flocking to our shores to take advantage of our cheap currency to shop.

Financial conditions such as we have seen so far in 2008 are unusual, but they are not unprecedented. In fact, after the Panic of 1907 involving a Wall Street bank that speculated on copper, Congress created the Federal Reserve. We have the Fed's monetary policy system to thank for the substantial reductions in U.S. interest rates we have seen since September 2007. The Fed's moves have been designed to help offset a huge contraction of financial credit.

Still, even with lower rates, for many people it is more difficult to buy a home or expand a consumer-focused business than it was just a year ago. As shown in the Economic Snapshot table on page four, the U.S. economy at March 31, 2008 is not in as good a shape as it was six months earlier. Inflation, oil prices and the unemployment rate are higher. Economic growth is weak.

Economic Snapshot
	3-31-2008	9-30-2007
U.S. unemployment rate	5.10%	4.70%
Inflation (U.S. Consumer Price Index)	4.00%	2.80%
U.S. GDP	0.60%	3.90%
30-year fixed mortgage rate	5.63%	6.28%
Oil price per barrel	$101.58	$81.66

All government statistics shown are subject to periodic revision.

Sources: Bloomberg, U.S. Department of Labor

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As we look ahead, we recommend some caution, as we believe that the range of financial outcomes this year for investors is wide. Whoever holds the reins of power in Congress and the White House after the November general election will have many long-term structural issues to address that are likely to have important economic, investment and tax implications. As always, we believe that maintaining a well-rounded portfolio is an essential element for securing your long-term financial future.

Our commitment

As investment managers, we are always mindful that we are managing other people's money. In this uncertain environment, we believe a very strong effort to manage risk takes precedence over the desire to maximize capital appreciation. With that approach in mind, we will strive to earn your continued confidence for many years to come.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses

HIGH INCOME FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2008	Beginning Account Value 9-30-07	Ending Account Value 3-31-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return (1)
Class A	$1,000	$971.70	1.13%	$5.62
Class B	1,000	965.60	2.14	10.52
Class C	1,000	965.70	2.07	10.12
Class Y	1,000	973.40	0.81	3.95
Based on 5% Return (2)
Class A	$1,000	$1,019.33	1.13%	$5.76
Class B	1,000	1,014.32	2.14	10.78
Class C	1,000	1,014.67	2.07	10.38
Class Y	1,000	1,020.96	0.81	4.04

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended March 31, 2008, and divided by 366.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical 5% annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

Portfolio Highlights

On March 31, 2008, Waddell & Reed Advisors High Income Fund, Inc. had net assets totaling $947,403,544 invested in a diversified portfolio of:

84.90%	Domestic Corporate Debt Securities
11.54%	Cash and Cash Equivalents
2.93%	Foreign Corporate Debt Securities
0.61%	Common Stocks
0.02%	Preferred Stocks

Sector Weightings

As a shareholder of the Fund, for every $100 you had invested on March 31, 2008, your Fund owned:

Cash and Cash Equivalents	$11.54
Consumer Services Bonds	$10.38
Business Equipment and Services Bonds	$8.97
Capital Goods Bonds	$8.89
Health Care Bonds	$8.72
Retail Bonds	$7.04
Utilities Bonds	$5.94
Consumer Nondurables Bonds	$5.82
Energy Bonds	$5.56
Technology Bonds	$5.32
Financial Services Bonds	$5.24
Raw Materials Bonds	$4.28
Shelter Bonds	$3.53
Transportation Bonds	$3.42
Multi-Industry Bonds	$2.76
Consumer Durables Bonds	$1.96
Common and Preferred Stocks	$0.63

Quality Weightings

On March 31, 2008, the breakdown of bonds (by ratings) held by the Fund was as follows:

A	1.06%
BBB	1.81%
BB	20.93%
B	47.37%
CCC	16.03%
Non-rated	0.63%
Cash and Cash Equivalents and Equities	12.17%

Ratings reflected in the wheel above are taken from Standard & Poor's.

The Investments of High Income Fund
March 31, 2008		(Unaudited)
COMMON STOCKS	Shares	Value

Capital Equipment - 0.26%
Dresser-Rand Group Inc.*	79,000	$2,429,250

Hotels and Gaming - 0.14%
Pinnacle Entertainment, Inc.*	103,000	1,318,400

Railroad - 0.21%
Kansas City Southern*	50,000	2,005,500

TOTAL COMMON STOCKS - 0.61%		$5,753,150

(Cost: $6,336,023)

PREFERRED STOCKS - 0.02%

Finance Companies
Freddie Mac, 8.375% (Cost: $222,500)	8,900	$217,160

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 1.87%
American Airlines, Inc.,
7.379%, 5-23-16	$2,236	1,906,380
Continental Airlines, Inc.,
7.339%, 4-19-14	7,500	6,637,500
Continental Airlines Pass Through Trust Certificates,
7.566%, 3-15-20	4,051	3,726,660
Delta Air Lines, Inc.:
8.954%, 8-10-14 (A)	3,632	3,377,595
8.021%, 8-10-22 (A)	2,181	2,028,539
		17,676,674
Aircraft - 0.82%
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	4,821,250
L-3 Communications Corporation,
6.125%, 1-15-14	3,050	2,973,750
		7,795,000
Aluminum - 0.15%
Century Aluminum Company,
7.5%, 8-15-14	1,450	1,406,500

Apparel - 0.88%
Oxford Industries, Inc.,
8.875%, 6-1-11	1,975	1,876,250
Perry Ellis International, Inc.,
8.875%, 9-15-13	6,750	6,446,250
		8,322,500
Beverages - 0.19%
Constellation Brands, Inc.,
8.125%, 1-15-12	1,750	1,767,500

Broadcasting - 1.60%
CCH II, LLC and CCH II Capital Corp.,
10.25%, 9-15-10	6,380	5,805,800
Clear Channel Communications, Inc.,
7.65%, 9-15-10	4,100	4,331,593
PanAmSat Corporation:
9.0%, 8-15-14	3,000	3,022,500
9.0%, 6-15-16	2,000	2,015,000
		15,174,893
Business Equipment and Services - 8.67%
Allied Waste Industries, Inc.,
6.5%, 11-15-10	1,750	1,750,000
Allied Waste North America, Inc.:
7.25%, 3-15-15	3,725	3,720,344
7.125%, 5-15-16	4,000	3,990,000
Carriage Services, Inc.,
7.875%, 1-15-15	2,600	2,528,500
Corrections Corporation of America:
7.5%, 5-1-11	1,750	1,767,500
6.75%, 1-31-14	3,250	3,266,250
Education Management LLC and Education Management Finance Corp.:
8.75%, 6-1-14	5,000	4,225,000
10.25%, 6-1-16	3,000	2,385,000
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.75%, 11-15-14	4,000	4,290,000
Hughes Network Systems, LLC, and HNS Finance Corp.,
9.5%, 4-15-14	4,920	4,895,400
Iron Mountain Incorporated:
8.625%, 4-1-13	5,000	5,050,000
7.75%, 1-15-15	7,000	7,035,000
Lamar Advertising Company,
6.625%, 8-15-15	5,500	4,840,000
Lamar Media Corp.:
7.25%, 1-1-13	2,759	2,621,050
6.625%, 8-15-15	1,500	1,320,000
R.H. Donnelley Corporation,
6.875%, 1-15-13	6,450	3,934,500
SunGard Data Systems Inc.:
9.125%, 8-15-13	750	757,500
10.25%, 8-15-15	9,030	9,075,150
Syniverse Technologies, Inc.,
7.75%, 8-15-13	1,285	1,211,112
Tube City IMS Corporation,
9.75%, 2-1-15	2,450	2,156,000
UCAR Finance Inc.,
10.25%, 2-15-12	88	91,080
West Corporation:
9.5%, 10-15-14	8,825	7,898,375
11.0%, 10-15-16	4,000	3,380,000
		82,187,761
Capital Equipment - 2.49%
Case New Holland Inc.,
7.125%, 3-1-14	1,560	1,528,800
Dresser-Rand Group Inc.,
7.375%, 11-1-14	2,727	2,672,460
RBS Global, Inc. and Rexnord LLC:
9.5%, 8-1-14	4,175	3,903,625
8.875%, 9-1-16	1,190	1,053,150
Simmons Bedding Company,
7.875%, 1-15-14	7,412	6,077,840
Simmons Company,
0.0%, 12-15-14 (B)	13,000	8,385,000
		23,620,875
Chemicals - Petroleum and Inorganic - 0.87%
Nalco Company:
7.75%, 11-15-11	7,100	7,188,750
8.875%, 11-15-13	1,000	1,027,500
		8,216,250
Chemicals - Specialty - 2.46%
Compass Minerals International, Inc.,
0.0%, 6-1-13 (B)	6,750	7,053,750
Huntsman International LLC,
7.375%, 1-1-15	1,275	1,319,625
Momentive Performance Materials Inc.:
9.75%, 12-1-14	5,000	4,487,500
11.5%, 12-1-16	10,000	7,612,500
Mosaic Company (The),
7.625%, 12-1-16 (A)	2,600	2,795,000
		23,268,375
Coal - 0.96%
Foundation PA Coal Company,
7.25%, 8-1-14	9,200	9,108,000

Computers - Main and Mini - 0.67%
Xerox Corporation:
6.4%, 3-15-16	5,000	5,174,250
6.75%, 2-1-17	1,075	1,135,168
		6,309,418
Computers - Peripherals - 1.05%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (B)	11,050	9,945,000

Construction Materials - 5.07%
AMH Holdings, Inc.,
0.0%, 3-1-14 (B)	6,100	4,163,250
Associated Materials Incorporated,
9.75%, 4-15-12	5,820	5,645,400
Builders FirstSource, Inc.,
7.315%, 2-15-12 (C)	8,290	5,803,000
CPG International I Inc.,
10.5%, 7-1-13	2,500	2,100,000
Interface, Inc.:
10.375%, 2-1-10	5,810	6,071,450
9.5%, 2-1-14	7,060	7,307,100
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (B)	850	743,750
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	6,750	6,800,625
Ply Gem Industries, Inc.,
9.0%, 2-15-12	12,375	9,033,750
Texas Industries, Inc.,
7.25%, 7-15-13	400	389,000
		48,057,325
Containers - 0.79%
BPC Holding Corporation,
8.875%, 9-15-14	6,225	5,431,313
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	800	720,000
9.875%, 10-15-14	1,600	1,344,000
		7,495,313
Cosmetics and Toiletries - 0.15%
Chattem, Inc.,
7.0%, 3-1-14	1,500	1,458,750

Defense - 0.17%
DRS Technologies, Inc.,
6.875%, 11-1-13	1,650	1,617,000

Electrical Equipment - 0.56%
Baldor Electric Company,
8.625%, 2-15-17	5,350	5,296,500

Electronic Components - 0.71%
NXP B.V. and NXP Funding LLC:
7.875%, 10-15-14	2,275	2,081,625
9.5%, 10-15-15	2,500	2,056,250
Seagate Technology HDD Holdings,
6.8%, 10-1-16	2,700	2,571,750
		6,709,625
Finance Companies - 3.20%
Ford Motor Credit Company:
9.75%, 9-15-10	3,000	2,673,930
9.875%, 8-10-11	5,000	4,462,740
7.12688%, 1-13-12 (C)	1,650	1,220,573
KAR Holdings, Inc.,
7.23938%, 5-1-14 (A)(C)	2,050	1,691,250
PIH Acquisition Co.,
10.75%, 10-1-13	2,350	1,821,250
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11-15-14	4,000	3,990,000
10.5%, 11-15-16	7,335	6,784,875
Xerox Capital Trust I,
8.0%, 2-1-27	7,750	7,651,591
		30,296,209
Food and Related - 2.21%
Pierre Merger Corp.,
9.875%, 7-15-12	6,000	3,300,000
Pilgrim's Pride Corporation:
7.625%, 5-1-15	4,125	3,970,312
8.375%, 5-1-17	7,250	6,380,000
Pinnacle Foods Finance LLC and Pinnacle Foods Finance Corp.,
9.25%, 4-1-15	2,875	2,544,375
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (B)	5,875	4,788,125
		20,982,812
Forest and Paper Products - 1.98%
Buckeye Technologies Inc.:
8.0%, 10-15-10	10,760	10,746,550
8.5%, 10-1-13	7,950	8,029,500
		18,776,050
Health Care - Drugs - 1.12%
Warner Chilcott Corporation,
8.75%, 2-1-15	10,575	10,575,000

Health Care - General - 1.48%
Bausch & Lomb Incorporated,
9.875%, 11-1-15 (A)	1,900	1,933,250
Biomet, Inc.,
10.0%, 10-15-17 (A)	5,600	5,866,000
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14 (A)	2,225	2,091,500
11.75%, 11-15-14	4,750	4,156,250
		14,047,000
Hospital Supply and Management - 6.12%
CHS/Community Health Systems, Inc.,
8.875%, 7-15-15	5,600	5,621,000
HCA Inc.:
6.95%, 5-1-12	800	752,000
6.75%, 7-15-13	3,750	3,318,750
9.125%, 11-15-14	2,050	2,111,500
9.25%, 11-15-16	8,250	8,559,375
9.625%, 11-15-16	1,500	1,556,250
HealthSouth Corporation:
10.82875%, 6-15-14 (C)	3,000	2,895,000
10.75%, 6-15-16	2,250	2,362,500
Psychiatric Solutions, Inc.,
7.75%, 7-15-15	7,900	7,860,500
Rural/Metro Corporation,
0.0%, 3-15-16 (B)	6,135	4,447,875
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	4,400	3,894,000
US Oncology, Inc.:
9.0%, 8-15-12	5,250	5,223,750
10.75%, 8-15-14	3,750	3,703,125
United Surgical Partners International, Inc.,
8.875%, 5-1-17	6,000	5,640,000
		57,945,625
Hotels and Gaming - 5.56%
Fontainebleau Las Vegas Holdings and Fontainebleau Capital Corp.,
10.25%, 6-15-15 (A)	1,670	1,177,350
Gaylord Entertainment Company:
8.0%, 11-15-13	2,400	2,226,000
6.75%, 11-15-14	1,250	1,087,500
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	7,350	7,129,500
MGM MIRAGE:
8.5%, 9-15-10	4,750	4,904,375
8.375%, 2-1-11	2,500	2,506,250
Mandalay Resort Group,
9.375%, 2-15-10	4,500	4,635,000
Penn National Gaming, Inc.,
6.75%, 3-1-15	3,767	3,418,552
Pinnacle Entertainment, Inc.:
8.25%, 3-15-12	16,000	15,080,000
7.5%, 6-15-15 (D)	1,500	1,181,250
Pokagon Gaming Authority,
10.375%, 6-15-14 (A)	2,237	2,360,035
Shingle Springs Tribal Gaming Authority,
9.375%, 6-15-15 (A)	3,500	3,097,500
Vail Resorts, Inc.,
6.75%, 2-15-14	4,000	3,900,000
		52,703,312
Household - General Products - 1.60%
Central Garden & Pet Company,
9.125%, 2-1-13	9,000	7,267,500
Sealy Mattress Company,
8.25%, 6-15-14	3,375	2,818,125
Solo Cup Company,
8.5%, 2-15-14	6,000	5,070,000
		15,155,625
Metal Fabrication - 0.77%
Aleris International, Inc.:
9.0%, 12-15-14	3,400	2,482,000
10.0%, 12-15-16	2,750	1,746,250
Metals USA, Inc.,
11.125%, 12-1-15	3,100	3,038,000
		7,266,250
Mining - 0.62%
Freeport-McMoRan Copper & Gold Inc.:
8.25%, 4-1-15	1,500	1,582,500
8.39438%, 4-1-15 (C)	2,250	2,210,625
8.375%, 4-1-17	2,000	2,122,500
		5,915,625
Motion Pictures - 2.22%
AMC Entertainment Inc.:
8.0%, 3-1-14	9,300	7,881,750
11.0%, 2-1-16	3,000	2,808,750
Cinemark, Inc.,
0.0%, 3-15-14 (B)	11,500	10,350,000
		21,040,500
Motor Vehicles - 1.96%
AutoNation, Inc.,
6.2575%, 4-15-13 (C)	4,000	3,280,000
Group 1 Automotive, Inc.,
8.25%, 8-15-13	5,875	5,522,500
Sonic Automotive, Inc.,
8.625%, 8-15-13	8,000	7,400,000
United Auto Group, Inc.,
7.75%, 12-15-16	2,750	2,378,750
		18,581,250
Multiple Industry - 2.76%
Dynegy Holdings Inc.,
8.375%, 5-1-16	4,000	3,960,000
Hawker Beechcraft Acquisition Company LLC and Hawker Beechcraft Notes Company,
9.75%, 4-1-17	7,975	7,935,125
Mueller Water Products, Inc.,
7.375%, 6-1-17	7,055	6,084,937
UCI Holdco, Inc.,
12.49063%, 12-15-13 (C)(E)	4,655	4,022,585
US Investigations Services, Inc.,
10.5%, 11-1-15	3,700	3,015,500
Umbrella Acquisition, Inc.,
9.75%, 3-15-15 (A)	1,800	1,089,000
		26,107,147
Petroleum - Domestic - 2.75%
Chesapeake Energy Corporation:
7.625%, 7-15-13	2,500	2,562,500
6.375%, 6-15-15	6,020	5,839,400
6.25%, 1-15-18	1,500	1,432,500
Denbury Resources Inc.:
7.5%, 4-1-13	1,750	1,789,375
7.5%, 12-15-15	3,315	3,389,587
EXCO Resources, Inc.,
7.25%, 1-15-11	6,500	6,321,250
Petrohawk Energy Corporation,
9.125%, 7-15-13	4,600	4,726,500
		26,061,112
Petroleum - International - 0.81%
Forest Oil Corporation,
7.75%, 5-1-14	3,500	3,596,250
Newfield Exploration Company:
7.625%, 3-1-11	2,000	2,090,000
6.625%, 9-1-14	2,000	1,970,000
		7,656,250
Petroleum - Services - 1.04%
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	3,919,702
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	6,475	5,924,625
		9,844,327
Publishing - 1.00%
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8-15-10	4,650	4,522,125
9.875%, 8-15-13	5,736	4,990,320
		9,512,445
Railroad - 3.45%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13	1,650	1,551,000
7.375%, 6-1-14 (A)	5,250	4,843,125
Kansas City Southern Railway Company (The):
9.5%, 10-1-08	8,450	8,566,188
7.5%, 6-15-09	11,750	11,926,250
TFM, S.A. de C.V.,
9.375%, 5-1-12	5,625	5,807,812
		32,694,375
Real Estate Investment Trust - 1.55%
Host Hotels & Resorts, L.P.,
6.875%, 11-1-14	2,000	1,905,000
Host Marriott, L.P.,
7.125%, 11-1-13	13,000	12,740,000
		14,645,000
Restaurants - 0.86%
NPC International, Inc.,
9.5%, 5-1-14	9,040	8,181,200

Retail - Food Stores - 2.00%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	3,730	3,720,675
Pantry, Inc. (The),
7.75%, 2-15-14	5,175	4,554,000
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	10,605	10,631,513
		18,906,188
Retail - General Merchandise - 0.93%
Dollar General Corporation:
10.625%, 7-15-15 (A)	8,000	7,720,000
11.875%, 7-15-17 (A)	1,240	1,085,000
		8,805,000
Retail - Specialty Stores - 3.25%
Claire's Stores, Inc.:
9.25%, 6-1-15	4,000	2,510,000
10.5%, 6-1-17	4,000	1,760,000
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.75%, 5-1-14	4,500	4,387,500
Inergy, L.P. and Inergy Finance Corp.,
8.25%, 3-1-16	7,042	7,200,445
Jostens IH Corp.,
7.625%, 10-1-12	1,000	972,500
Nebraska Book Company, Inc.,
8.625%, 3-15-12	2,435	2,179,325
Visant Holding Corp.,
8.75%, 12-1-13	12,650	11,827,750
		30,837,520
Security and Commodity Brokers - 2.04%
CIT Group Inc.,
4.25%, 2-1-10	7,500	6,157,838
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11-15-11	6,040	5,617,200
8.875%, 12-1-13	3,400	3,196,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	4,413	4,335,772
		19,306,810
Steel - 0.18%
PNA Group, Inc.,
10.75%, 9-1-16	1,920	1,670,400

Timesharing and Software - 0.30%
iPayment, Inc.,
9.75%, 5-15-14	3,200	2,840,000

Utilities - Electric - 2.36%
Aquila, Inc.,
14.875%, 7-1-12	6,500	8,011,250
Mirant Americas Generation, Inc.,
8.3%, 5-1-11	6,800	6,936,000
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13	5,600	5,656,000
NRG Energy, Inc.,
7.375%, 2-1-16	1,795	1,759,100
		22,362,350
Utilities - Gas and Pipeline - 1.59%
Copano Energy, L.L.C.,
8.125%, 3-1-16	4,650	4,812,750
Sonat Inc.,
7.625%, 7-15-11	4,000	4,135,548
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	2,895,125
7.625%, 7-15-19	3,000	3,202,500
		15,045,923
Utilities - Telephone - 1.99%
ALLTEL Corporation,
7.0%, 7-1-12	5,000	4,000,000
American Tower Corporation,
7.5%, 5-1-12	3,750	3,834,375
Cricket Communications, Inc.,
9.375%, 11-1-14	2,000	1,895,000
MetroPCS Communications, Inc.,
9.25%, 11-1-14	4,425	4,071,000
Qwest Corporation,
8.875%, 3-15-12	5,000	5,100,000
		18,900,375

TOTAL CORPORATE DEBT SECURITIES - 87.83%		$832,094,939

(Cost: $892,022,130)

SHORT-TERM SECURITIES

Aluminum - 0.94%
Alcoa Incorporated,
2.92%, 4-29-08	8,900	8,879,787

Beverages - 0.95%
Diageo Capital plc (Diageo plc),
3.0%, 4-25-08	9,000	8,982,000

Household - General Products - 2.41%
Clorox Co.:
3.37%, 4-1-08	6,170	6,170,000
3.0%, 4-2-08	6,335	6,334,472
3.15%, 4-21-08	4,000	3,993,000
3.2%, 4-23-08	6,335	6,322,612
		22,820,084
Multiple Industry - 0.83%
Idaho Power Co.,
2.82%, 4-18-08	7,940	7,929,427

Publishing - 0.53%
Gannett Co., Inc.,
3.2%, 4-17-08	5,000	4,992,889

Restaurants - 0.74%
Starbucks Corporation,
2.9%, 5-2-08	7,000	6,982,519

Retail - Food Stores - 0.64%
Kroger Co. (The),
3.8%, 4-1-08	6,047	6,047,000

Utilities - Gas and Pipeline - 2.74%
Michigan Consolidated Gas Co.:
2.87%, 4-1-08	4,000	4,000,000
3.25%, 4-3-08	10,000	9,998,194
Questar Corporation:
3.2%, 4-3-08	6,000	5,998,933
3.25%, 4-3-08	6,000	5,998,917
		25,996,044

TOTAL SHORT-TERM SECURITIES - 9.78%		$92,629,750

(Cost: $92,629,750)

TOTAL INVESTMENT SECURITIES - 98.24%		$930,694,999

(Cost: $991,210,403)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.76%		16,708,545

NET ASSETS - 100.00%		$947,403,544

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $47,079,769 or 4.97% of net assets.

(B)These securities do not bear interest for an initial period of time and subsequently becomes interest bearing.

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(D)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of this security amounted to 0.12% of net assets.

(E)Payment in kind bonds.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      HIGH INCOME FUND
      March 31, 2008
      (In Thousands, Except for Per Share Amounts)                                                      (Unaudited)

ASSETS
Investment securities - at value (cost - $991,210) (Notes 1 and 3)	$930,695
Cash	4
Receivables:
Dividends and interest	18,883
Fund shares sold	926
Prepaid and other assets	101

Total assets	950,609

LIABILITIES
Payable to Fund shareholders	2,336
Payable for investment securities purchased	298
Accrued shareholder servicing (Note 2)	216
Accrued distribution fee (Note 2)	181
Accrued accounting services fee (Note 2)	19
Accrued management fee (Note 2)	15
Accrued service fee (Note 2)	–– *
Other	140

Total liabilities	3,205

Total net assets	$947,404

NET ASSETS
$1.00 par value capital stock:
Capital stock	$139,575
Additional paid-in capital	1,086,345
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	45
Accumulated undistributed net realized loss on investment transactions	(218,046)
Net unrealized depreciation in value of investments	(60,515)

Net assets applicable to outstanding units of capital	$947,404

Net asset value per share (net assets divided by shares outstanding):
Class A	$6.79
Class B	$6.78
Class C	$6.78
Class Y	$6.79
Capital shares outstanding:
Class A	127,912
Class B	3,899
Class C	2,100
Class Y	5,664
Capital shares authorized	500,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      HIGH INCOME FUND
      For the Six Months Ended March 31, 2008
      (In Thousands)                                                                                                       (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$42,251
Dividends	6

Total income	42,257

Expenses (Note 2):
Investment management fee	3,015
Shareholder servicing:
Class A	991
Class B	68
Class C	31
Class Y	30
Service fee:
Class A	918
Class B	37
Class C	19
Distribution fee:
Class A	197
Class B	111
Class C	58
Accounting services fee	119
Legal fees	21
Audit fees	19
Custodian fees	9
Other	208

Total	5,851
Less waiver of investment management fee (Notes 2 and 7)	(125)

Total expenses	5,726

Net investment income	36,531

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 3)
Realized net loss on securities	(6,101)
Realized net loss on swap agreements	(214)

Realized net loss on investments	(6,315)
Unrealized depreciation in value of investments during the period	(59,568)

Net loss on investments	(65,883)

Net decrease in net assets resulting from operations	$(29,352)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      HIGH INCOME FUND
      (In Thousands)                                                                                                       (Unaudited)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2008	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$36,531	$70,261
Realized net gain (loss) on investments	(6,315)	4,914
Unrealized depreciation	(59,568)	(4,053)

Net increase (decrease) in net assets resulting from operations	(29,352)	71,122

Distributions to shareholders from (Note 1D): (1)
Net investment income:
Class A	(36,713)	(64,204)
Class B	(1,078)	(2,079)
Class C	(561)	(1,016)
Class Y	(1,710)	(2,651)
Realized gains on investment transactions:
Class A	(––)	(––)
Class B	(––)	(––)
Class C	(––)	(––)
Class Y	(––)	(––)

	(40,062)	(69,950)

Capital share transactions (Note 5)	7,201	85,085

Total increase (decrease)	(62,213)	86,257
NET ASSETS
Beginning of period	1,009,617	923,360

End of period	$947,404	$1,009,617

Undistributed net investment income	$45	$3,576

(1)See "Financial Highlights" on pages 25 - 28.

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

	For the six months ended		For the fiscal year ended September 30,

	3-31-08		2007	2006		2005		2004		2003

Net asset value, beginning of period	$7.28		$7.27	$7.39		$7.55		$7.39		$6.84

Income (loss) from investment operations:
Net investment income	0.26		0.53	0.52		0.52		0.51		0.52
Net realized and unrealized gain (loss) on investments	(0.46)		0.01	(0.13)		(0.17)		0.17		0.54

Total from investment operations	(0.20)		0.54	0.39		0.35		0.68		1.06

Less distributions from:
Net investment income	(0.29)		(0.53)	(0.51)		(0.51)		(0.52)		(0.51)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.29)		(0.53)	(0.51)		(0.51)		(0.52)		(0.51)

Net asset value, end of period	$6.79		$7.28	$7.27		$7.39		$7.55		$7.39

Total return (1)	-2.83%		7.74%	5.40%		4.77%		9.44%		16.10%
Net assets, end of period (in millions)	$868		$922	$847		$856		$870		$833
Ratio of expenses to average net assets including expense waiver	1.13	% (2)	1.12%	1.15%		1.14%		1.11%		1.15%
Ratio of net investment income to average net assets including expense waiver	7.47	% (2)	7.17%	7.12%		6.93%		6.83%		7.31%
Ratio of expenses to average net assets excluding expense waiver	1.16	% (2)	1.15%	1.15	% (3)	1.14	% (3)	1.11	% (3)	1.15	% (3)
Ratio of net investment income to average net assets excluding expense waiver	7.44	% (2)	7.14%	7.12	% (3)	6.93	% (3)	6.83	% (3)	7.31	% (3)
Portfolio turnover rate	16%		59%	47%		40%		65%		63%

(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

	For the six months ended		For the fiscal year ended September 30,

	3-31-08		2007	2006		2005		2004		2003

Net asset value, beginning of period	$7.28		$7.26	$7.39		$7.55		$7.39		$6.83

Income (loss) from investment operations:
Net investment income	0.22		0.46	0.45		0.45		0.44		0.45
Net realized and unrealized gain (loss) on investments	(0.47)		0.02	(0.14)		(0.17)		0.16		0.55

Total from investment operations	(0.25)		0.48	0.31		0.28		0.60		1.00

Less distributions from:
Net investment income	(0.25)		(0.46)	(0.44)		(0.44)		(0.44)		(0.44)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.25)		(0.46)	(0.44)		(0.44)		(0.44)		(0.44)

Net asset value, end of period	$6.78		$7.28	$7.26		$7.39		$7.55		$7.39

Total return	-3.44%		6.70%	4.37%		3.75%		8.37%		15.10%
Net assets, end of period (in millions)	$26		$33	$33		$36		$36		$30
Ratio of expenses to average net assets including expense waiver	2.14	% (1)	2.09%	2.13%		2.11%		2.08%		2.16%
Ratio of net investment income to average net assets including expense waiver	6.47	% (1)	6.20%	6.14%		5.95%		5.86%		6.29%
Ratio of expenses to average net assets excluding expense waiver	2.17	% (1)	2.12%	2.13	% (2)	2.11	% (2)	2.08	% (2)	2.16	% (2)
Ratio of net investment income to average net assets excluding expense waiver	6.44	% (1)	6.17%	6.14	% (2)	5.95	% (2)	5.86	% (2)	6.29	% (2)
Portfolio turnover rate	16%		59%	47%		40%		65%		63%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

	For the six months ended		For the fiscal year ended September 30,

	3-31-08		2007	2006		2005		2004		2003

Net asset value, beginning of period	$7.28		$7.26	$7.39		$7.55		$7.39		$6.83

Income (loss) from investment operations:
Net investment income	0.23		0.46	0.45		0.45		0.44		0.45
Net realized and unrealized gain (loss) on investments	(0.47)		0.02	(0.13)		(0.17)		0.17		0.55

Total from investment operations	(0.24)		0.48	0.32		0.28		0.61		1.00

Less distributions from:
Net investment income	(0.26)		(0.46)	(0.45)		(0.44)		(0.45)		(0.44)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.26)		(0.46)	(0.45)		(0.44)		(0.45)		(0.44)

Net asset value, end of period	$6.78		$7.28	$7.26		$7.39		$7.55		$7.39

Total return	-3.43%		6.74%	4.47%		3.82%		8.46%		15.13%
Net assets, end of period (in millions)	$14		$17	$15		$16		$15		$10
Ratio of expenses to average net assets including expense waiver	2.07	% (1)	2.04%	2.06%		2.04%		2.01%		2.13%
Ratio of net investment income to average net assets including expense waiver	6.54	% (1)	6.25%	6.20%		6.02%		5.93%		6.33%
Ratio of expenses to average net assets excluding expense waiver	2.10	% (1)	2.07%	2.06	% (2)	2.04	% (2)	2.01	% (2)	2.13	% (2)
Ratio of net investment income to average net assets excluding expense waiver	6.51	% (1)	6.22%	6.20	% (2)	6.02	% (2)	5.93	% (2)	6.33	% (2)
Portfolio turnover rate	16%		59%	47%		40%		65%		63%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

	For the six months ended		For the fiscal year ended September 30,

	3-31-08		2007	2006		2005		2004		2003

Net asset value, beginning of period	$7.29		$7.27	$7.39		$7.55		$7.40		$6.84

Income (loss) from investment operations:
Net investment income	0.27		0.55	0.54		0.55		0.54		0.52
Net realized and unrealized gain (loss) on investments	(0.47)		0.02	(0.12)		(0.18)		0.15		0.57

Total from investment operations	(0.20)		0.57	0.42		0.37		0.69		1.09

Less distributions from:
Net investment income	(0.30)		(0.55)	(0.54)		(0.53)		(0.54)		(0.53)
Capital gains	(0.00)		(0.00)	(0.00)		(0.00)		(0.00)		(0.00)

Total distributions	(0.30)		(0.55)	(0.54)		(0.53)		(0.54)		(0.53)

Net asset value, end of period	$6.79		$7.29	$7.27		$7.39		$7.55		$7.40

Total return	-2.66%		7.93%	5.89%		5.07%		9.62%		16.65%
Net assets, end of period (in millions)	$39		$38	$28		$24		$20		$16
Ratio of expenses to average net assets including expense waiver	0.81	% (1)	0.80%	0.82%		0.83%		0.83%		0.82%
Ratio of net investment income to average net assets including expense waiver	7.79	% (1)	7.50%	7.44%		7.24%		7.13%		7.58%
Ratio of expenses to average net assets excluding expense waiver	0.84	% (1)	0.83%	0.82	% (2)	0.83	% (2)	0.83	% (2)	0.82	% (2)
Ratio of net investment income to average net assets excluding expense waiver	7.76	% (1)	7.47%	7.44	% (2)	7.24	% (2)	7.13	% (2)	7.58	% (2)
Portfolio turnover rate	16%		59%	47%		40%		65%		63%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2008                                                                                                             (Unaudited)

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors High Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek, as its primary objective, a high level of current income. As a secondary objective, the Fund seeks capital growth when consistent with its primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund, subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

      C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 - Federal Income Tax Matters.

      D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

      E. New Accounting Pronouncements - During the year ending September 30, 2008, the Fund instituted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48) with the impact of such adoption being recognized on March 31, 2008 in accordance with guidance provided by the Securities and Exchange Commission. FIN 48 did not have a material effect on the net asset value, financial condition or results of operations of the Fund as there was no liability required for the recognition of unrecognized tax benefits during the year, nor were there any such liabilities to be recorded to the beginning net asset value of the Fund. The Fund is subject to examination by U.S. federal, state and foreign tax authorities for returns filed for years after 2003.

In September, 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." SFAS No. 157 defines  fair value for purposes of financial statement presentation, establishes a hierarchy for measuring fair value in accordance with generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Fund will adopt SFAS No. 157 during 2008 and its potential impact, if any, on its financial statements is currently being assessed by management.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (SFAS 161). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Fund will adopt SFAS 161 during 2009 and its potential impact, if any, on its financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by the Fund at the annual rates of: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 7), the fee is as follows: 0.575% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion. During the six-month period ended March 31, 2008, the amount waived (in thousands) was $125.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund paid WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee
Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which is non-networked and which was in existence at any time during the prior month; however, WRSCO has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc., Ivy Funds and Ivy Funds, Inc.) reaches certain levels. For certain networked accounts (that is, those shareholder accounts whose Fund shares are purchased through certain financial intermediaries), WRSCO has agreed to reduce its per account fees charged to the Fund to $0.50 per month per shareholder account. Additional fees may be paid by the Fund to those intermediaries. For Class Y shares, the Fund pays WRSCO a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of Class Y of the Fund for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $758,169. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the six-month period ended March 31, 2008, W&R received $1,985, $25,764 and $3,627 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $478,089 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class.

During the six-month period ended March 31, 2008, the Fund paid Directors' regular compensation of $37,539, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $139,225,616, while proceeds from maturities and sales aggregated $158,908,088. Purchases of short-term securities aggregated $2,854,489,604, while proceeds from maturities and sales aggregated $2,839,913,127. No U.S. government obligations were bought or sold during the six-month period ended March 31, 2008.

For Federal income tax purposes, cost of investments owned at March 31, 2008 was $991,252,173, resulting in net unrealized depreciation of $60,557,174, of which $6,660,809 related to appreciated securities and $67,217,983 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2007 and the related net capital losses and post-October activity were as follows:

Net ordinary income	$70,114,061
Distributed ordinary income	69,949,827
Undistributed ordinary income*	3,936,572

Realized long-term capital gains	––
Distributed long-term capital gains	––
Undistributed long-term capital gains	––

Net capital losses	––

Post-October losses deferred	––
*This entire amount was distributed prior to March 31, 2008.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income incurred in the 8 taxable years succeeding the loss year for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2008	$69,897,740
September 30, 2009	19,270,602
September 30, 2010	48,079,168
September 30, 2011	74,473,774

Total carryover	$211,721,284

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2008	2007

Shares issued from sale of shares:
Class A	12,115	27,408
Class B	188	762
Class C	262	664
Class Y	1,487	3,474
Shares issued from reinvestment of dividends and/or capital gains distribution:
Class A	4,809	7,976
Class B	143	266
Class C	75	131
Class Y	244	361
Shares redeemed:
Class A	(15,602)	(25,334)
Class B	(958)	(1,070)
Class C	(495)	(688)
Class Y	(1,310)	(2,423)

Increase in outstanding capital shares	958	11,527

Value issued from sale of shares:
Class A	$85,096	$202,151
Class B	1,320	5,624
Class C	1,851	4,908
Class Y	10,568	25,596
Value issued from reinvestment of dividends and/or capital gains distribution:
Class A	33,662	58,582
Class B	1,004	1,956
Class C	528	963
Class Y	1,710	2,651
Value redeemed:
Class A	(109,178)	(186,731)
Class B	(6,736)	(7,882)
Class C	(3,471)	(5,065)
Class Y	(9,153)	(17,668)

Increase in outstanding capital	$7,201	$85,085

NOTE 6 - Swaps

The Fund may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into credit default, total return, variance and other swap agreements to: 1) preserve a return or a spread on a particular investment or portion of its portfolio; 2) to protect against any increase in the price of securities the Fund anticipates purchasing at a later date; or 3) to attempt to enhance yield.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying security or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. The Fund may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which the Fund enters into a swap agreement is monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

Swaps are marked-to-market daily based on valuations provided by a pricing vendor or a broker-dealer. Changes in value are recorded as unrealized appreciation (depreciation) in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian or counterparty. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments, as well as any periodic payments, are recorded as realized gain or loss in the Statement of Operations. Gains or losses may be realized upon termination of the swap agreement.

Entering into swap agreements involves certain risks. Among these are possible failure of the counterparty to fulfill its obligations, possible lack of liquidity, and unfavorable changes in interest rates or underlying investments.

NOTE 7 - Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and by certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

Proxy Voting Information
Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Group of Mutual Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL or (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

To All Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. The Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed financial advisor or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Waddell & Reed Advisors Funds Family
Global/International Funds
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds
Waddell & Reed Advisors Cash Management

Specialty Funds
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1009SA (3-08)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date:	June 6, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date:	June 6, 2008